Details of Significant Accounts - Other payables, schedule of other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Employee bonus	$ 4,593	$ 4,662
Payroll	2,441	2,228
Remuneration to directors	115	115
Promotional fees	2,465	1,090
Professional service fees	1,198	1,415
Sales VAT payables	204	126
Post and telecommunications expenses	271	171
Others	369	524
Total other payables	$ 11,656	$ 10,331